REVENUE RECOGNITION - Net sales by channel and geography (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 323,751	$ 297,019	$ 404,642	$ 420,736
U.S. state and local agencies
Disaggregation of Revenue [Line Items]
Net sales	179,385	171,552	230,706	219,482
Commercial
Disaggregation of Revenue [Line Items]
Net sales	27,102	25,117	35,648	32,837
U.S. federal agencies
Disaggregation of Revenue [Line Items]
Net sales	37,365	43,632	63,267	74,756
International.
Disaggregation of Revenue [Line Items]
Net sales	74,647	51,691	68,669	89,367
Other
Disaggregation of Revenue [Line Items]
Net sales	$ 5,252	$ 5,027	$ 6,352	$ 4,294